Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements

11. Fair Value Measurements

The Company determines the fair values of its financial instruments based upon the fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Below are the three levels of inputs that may be used to measure fair value:

•	Level 1—Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company uses the market approach technique to value its financial instruments and there were no changes in valuation techniques during 2016 or 2015. The Company’s financial instruments consist primarily of cash and cash equivalents, short-term investments, accounts receivable, accounts payable and accrued liabilities, debt instruments and derivative liabilities. For accounts receivable, accounts payable and accrued liabilities, the carrying amounts of these financial instruments as of June 30, 2016 and December 31, 2015 were considered representative of their fair values due to their short term to maturity. Cash equivalents are carried at cost which approximates their fair value. The fair value of the senior secured debt and WCAS note approximate their carrying value as of June 30, 2016 and December 31, 2015.

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of June 30, 2016. No financial assets or liabilities were measured at fair value on a recurring basis at December 31, 2015.

	Fair Value as of June 30, 2016
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Derivative Liability—Warrant	$308	$—	$—	$308

Total	$308	$—	$—	$308

The Company’s derivative liabilities are classified within Level 3 because they are valued with an option pricing model, where certain inputs to the model are unobservable and reflect the Company’s assumptions as to what market participants would use.

The warrants were valued using the Black Scholes option pricing model (refer to note 9). The life of the warrant is equal to the weighted average remaining contractual life of the warrants. The volatility utilized is based upon the volatilities observed from publicly traded companies that are comparable to the Company. To date, the Company has not declared or paid dividends to any of its shareholders so the assumed dividend rate is zero. The short term risk-free rate utilized is the yield on U.S. Treasury STRIPS corresponding to the life of the warrant.

The following table presents the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3), as of June 30, 2016:

(Dollars in Thousands)
Balance, December 31, 2015	$—
Issuance of private company Series AB preferred warrant	4,000
Increase for fair value adjustment of warrant liability	635
Decrease for fair value adjustment of exercised warrant	(1,557)
Cancelled warrants	(3,036)
Issuance of common stock warrant in PPO	266

Balance, June 30, 2016	308

Concurrent with the closing of the 2016 Merger on May 3, 2016, the Company restructured its Senior Secured Debt and Other Note Payable that extended the payment term of respective principal balance of $50 million and $5 million to March 31, 2021 and September 8, 2021. All warrants for private company common stock, Series D and private company Series AB there were outstanding on May 3, 2016 were cancelled.

12. FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair Value Measurements

The Company uses the market approach technique to value its financial instruments and there were no changes in valuation techniques during 2014 or 2015. The Company’s financial instruments consist primarily of cash and cash equivalents, short-term investments, accounts receivable, accounts payable and accrued liabilities, debt instruments and derivative liabilities. For accounts receivable, accounts payable and accrued liabilities, the carrying amounts of these financial instruments as of December 31, 2014 and 2015 were considered representative of their fair values due to their short term to maturity. Cash equivalents are carried at cost which approximates their fair value. The carrying values of long-term debt, including the current portion of long-term debt in short-term borrowings, approximate fair value and are principally measured using Level 2 inputs based on quoted market prices or pricing models using current market rates.

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2014. No financial assets or liabilities were measured at fair value on a recurring basis at December 31, 2015.

	December 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
Derivative liability—WCAS	$56	—	—	56
Derivative liability—Capital Royalty Partners	387	—	—	387

Total liabilities	$443	—	—	443

The Company’s derivative liabilities are classified within Level 3 because they are valued with an option pricing model, where certain inputs to the model are unobservable and reflect the Company’s assumptions as to what market participants would use.

As at December 31, 2014, the derivative liabilities for the WCAS and Capital Royalty Partners notes were valued using the modified Black Scholes model for a puttable bond option and were classified as long-term liabilities in the Company’s consolidated balance sheet making up the balance of “derivative liabilities”. Certain assumptions were made by management and used in this valuation technique that are considered unobservable inputs. The risk free rates are based upon the yield on US Treasury STRIPS corresponding to the payment dates. The bond prices are equal to the fair value of the notes at issuance. The strike prices are equal to the aggregate principal amounts of the notes plus any accrued and unpaid interest thereon, plus a prepayment premium which varies based on the dates of redemption. Volatility utilized was 10%, which is the historical volatility of the Credit Suisse High Yield Bond. Upon default of the Term Loan, the Lenders called for immediate repayment of the Term Loan including a 4% prepayment penalty. As such, the derivative liability associated with the Term Loan prepayment provision was considered to be extinguished and the prepayment penalty has been accrued at December 31, 2015. The Company has also determined that the fair value of WCAS put option derivative to be de minimis as of December 31, 2015.

The following table presents the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3), as of December 31, 2014 and 2015:

Balance, December 31, 2013	$1,262
Decrease for fair value adjustment of derivative liability—Capital Royalty	(208)
Decrease for fair value adjustment of derivative liability—WCAS	(594)
Decrease for fair value adjustment of warranty liability	(17)

Balance, December 31, 2014	$443
Decrease for fair value adjustment of derivative liability—Capital Royalty	(387)
Decrease for fair value adjustment of derivative liability—WCAS	(56)

Balance, December 31, 2015	—

The carrying values of the senior secured debt and WCAS Note at December 31, 2014 and 2015 were $47,704 and $5,141, and $63,093 and $6,014, respectively. The fair value of the senior secured debt was approximately $49,620 December 31, 2014, which was based on a discounted cash flow model. The fair value of the senior secured debt approximate its carrying value as of December 31, 2015. The carrying value of the WCAS note approximated its respective fair value at December 31, 2014 and 2015. The long-term debt, including the portion of long-term debt in short-term borrowings is principally measured using Level 2 inputs based on quoted market prices or pricing models using current market rates.